Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

22.	Subsequent Events
On February 13, 2017, we announced a joint venture with i-team Global, a Future Cleaning Technologies (FCT) company headquartered in Eindhoven, The Netherlands. The joint venture will operate as the distributor of the i-mop, a heavy-duty scrubber that combines the cleaning performance of an autoscrubber with the agility of a flat mop, in North America. i-team North America will begin selling and servicing the i-mop starting April 3, 2017.
On February 15, 2017, the Board of Directors approved the termination of the U.S. Pension Plan, effective May 15, 2017.
On February 23, 2017, we announced the signing of a definitive agreement with private equity fund Ambienta to acquire the stock of IPC Group in an all-cash transaction valued at approximately $350,000, or €330,000. IPC Group, based in Italy, is a privately held designed and manufacturer of innovative professional cleaning equipment, tools and other solutions sold under the brand names IPC, IPC Forma, IPC Eagles, IPC Gansow, ICA, Vaclensa, Portotecnica, Sirio and Soteco, Readysystem, Euromop and Pulex. In 2016, IPC Group generated annual sales of about $203,000, or €192,000. The transaction is expected to close in the 2017 second quarter, subject to customary closing conditions and regulatory approvals. Tennant anticipates that the acquisition will be accretive to the 2018 full year earnings per share.
On February 23, 2017, in connection with the Company's planned acquisition of IPC Group, the Company entered into a foreign exchange call option for a notional amount of €180,000 that expires on April 3, 2017.
On February 23, 2017, we announced a restructuring charge to reduce our global workforce by three percent, with the majority of the actions occurring in March. As a result, we anticipate recording a restructuring charge in the 2017 first quarter in the range of $7,000 to $8,000 pre-tax, or $0.27 to $0.30 per diluted share. The savings from this action are estimated to be $7,000 in 2017 and $10,000 in 2018.